Long -Term Debt ($218.4 Million Credit Facility) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 16, 2006	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of vessels		4
$218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 218,400	$ 217,661	$ 217,661
Weighted average rate of interest including the margin		1.41%	1.06%
Percentage commitment fee		0.30%
Percentage of final payment of total amounts available upon maturity of the tranche		45.00%
Maturity date	Dec. 23, 2021
Number of semi-annual reductions		18
Maximum [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of decrease in maximum borrowing capacity		3.30%
Minimum [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of decrease in maximum borrowing capacity		2.70%
LIBOR [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate		0.60%
5100 TEU Vessels [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	4